Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Recoverable [Abstract]
Taxes Recoverable	Taxes Recoverable

	December 31, 2020	December 31, 2019

Income tax and Social contribution (i)	223,057	95,926
Social integration program (ii)	151,165	46,349
Value-added tax on sales and services (iii)	14,646	29,021
Other	107	265
	388,975	171,561

(i)	Refers to the income tax and social contribution, the increase is mainly related to withholding taxes from FIDC quotas redeemed in 2020.
(ii)	Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transaction activities and other services and purchase of POS devices.
(iii)	Refers to the Value-added Tax on Sales and Services (ICMS) due to purchases of POS devices.